                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one):      [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Van Eck Associates Corporation
Address:    99 Park Avenue, 8th Floor
            New York, NY  10016

13F File Number:  28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alex Bogaenko
Title:    Assistant Controller
Phone:    (212) 293-2052

Signature, Place, and Date of Signing:
  /s/Alex Bogaenko         New York, NY               August 9, 2000
     [Signature]          [City, State]                 [Date]

 Report Type (Check only one):

 [XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.         None

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    134

Form 13F Information Table Value Total:    $251,610.0
                                            (thousands)

List of Other Included Managers:

None

SEC FORM 13F                                REPORTING MANAGER: VAN ECK ASSOCIATES CORP                                    06/30/2000

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                                             ITEM 2:                 ITEM 3:             ITEM 4:        ITEM 5:

                                                                                                 FAIR         SHARES OR

                                                                                                MARKET        PRINCIPAL
NAME OF ISSUER                                   TITLE OF CLASS             CUSIP #             VALUE           AMOUNT
                                                                                                $(000)
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunication                                COMMON                 000886101           $838.75         10,000
AK Steel Holding                                     COMMON                 001547108         $1,953.99        244,248
AMB Property Corporation                             COMMON                 00163T109         $1,026.56         45,000
ASA  Ltd.                                            COMMON                 002050102         $3,144.38        195,000
Agnico Eagle Mines                                   COMMON                 008474108         $2,074.81        322,300
Alcan Aluminum Ltd                                   COMMON                 013716105         $1,240.00         40,000
Alcoa Inc                                            COMMON                 013817101         $3,545.49        122,258
America Online,                                      COMMON                 02364J104           $369.25          7,000
American Express Corp                                COMMON                 025816109           $390.94          7,500
American International Group                         COMMON                 026874107           $528.75          4,500
Anadarko Petroleum Corp                              COMMON                 032511107         $2,667.81         54,100
Anglogold Limited                                SPONSORED ADR              035128206         $8,746.44        425,359
Apache Corp.                                         COMMON                 037411105         $3,040.61         51,700
Apartment Investment & Mgmt Co.                     CLASS A                 03748R101         $1,111.53         25,700
Aracruz Cellulose Corp                      SPONSORED ADR - CLASS B         038496204         $1,068.95         55,350
Archstone Communities                              SH BEN INT               039581103            $52.66          2,500
AvalonBay Communities                                COMMON                 053484101            $83.50          2,000
BP Amoco Plc.                                    SPONSORED ADR              055622104         $3,184.47         56,300
Barrick Gold Corp                                    COMMON                 067901108        $17,253.95        948,671
Battle Mountain Gold                                 COMMON                 071593107         $3,299.84      1,508,500
Bedford Property Investors Inc.                  COM PAR $0.02              076446301           $621.84         33,500
Boise Cascade Corp                                   COMMON                 097383103           $219.94          8,500
Boston Properties Inc.                               COMMON                 101121101         $3,096.18         80,160
Brandywine Realty Trust                          SH BEN INT NEW             105368203         $1,556.78         81,400
Broadwing Inc                                        COMMON                 111620100           $259.38         10,000
Camden Property Trust                              SH BEN INT               133131102            $79.31          2,700
Central Fund Canada                                 CLASS A                 153501101         $1,923.75        540,000
Chase Manhattan Corp                                 COMMON                 16161A108           $414.56          9,000
Chevron Corp                                         COMMON                 166751107         $2,629.19         31,000
Cisco Systems Inc.                                   COMMON                 17275R102           $762.75         12,000
Clear Channel Communication Inc.                     COMMON                 184502102           $375.00          5,000
Coastal Corp.                                        COMMON                 190441105           $730.50         12,000
Cominco Ltd                                          COMMON                 200435105           $759.91         55,300
CBD (Pao De Azucar)                                   ADR                   20440T201           $481.88         15,000
Conoco Inc                                          CLASS A                 208251306           $536.80         24,400
Cooper Cameron Corp                                  COMMON                 216640102         $1,378.08         20,880
Crescent Real Estate Co.                             COMMON                 225756105         $1,072.15         52,300
Developers Divers                                    COMMON                 251591103            $74.69          5,000
Devon Energy Corp                                    COMMON                 25179M103         $1,011.38         18,000
Duke Realty Investments                              COMMON                 264411505            $78.31          3,500
Durban Roodeport                                 SPONSORED ADR              266597301            $96.29         90,624
EMC Corp.                                            COMMON                 268648102           $692.44          9,000
Ensco International                                  COMMON                 26874Q100         $2,900.81         81,000
Enron Corporation                                    COMMON                 293561106         $2,064.00         32,000
Equity Office Properties                             COMMON                 294741103         $2,761.33        100,184
Equity Residential                                 SH BEN INT               29476L107         $1,789.40         38,900
Exxon Mobil Corp                                     COMMON                 30231G102         $2,915.19         37,136
Federal Realty In                                SH BEN INT NEW             313747206            $80.00          4,000
Fort James Corp.                                     COMMON                 347471104         $1,156.25         50,000
Gables Residential                                 SH BEN INT               362418105            $77.44          3,000

------------------------------------------------------------------------------------------------------------------------------------
                                           ITEM 6:                                                     ITEM 7:
ITEM 1:                              INVESTMENT DISCRETION
                              -----------------------------------------------
                                                                                                      MANAGERS
                                                                                  ---------------------------------
                                           (a)SOLE                 (b)SHARED-       (c)SHARED            SEE
NAME OF ISSUER                                                     As defined         OTHER             INSTR
                                                                   in Instr. V                            V
-------------------------------------------------------------------------------------------------------------------
ADC Telecommunication                         X
AK Steel Holding                              X
AMB Property Corporation                      X
ASA  Ltd.                                     X
Agnico Eagle Mines                            X
Alcan Aluminum Ltd                            X
Alcoa Inc                                     X
America Online,                               X
American Express Corp                         X
American International Group                  X
Anadarko Petroleum Corp                       X
Anglogold Limited                             X
Apache Corp.                                  X
Apartment Investment & Mgmt Co.               X
Aracruz Cellulose Corp                        X
Archstone Communities                         X
AvalonBay Communities                         X
BP Amoco Plc.                                 X
Barrick Gold Corp                             X
Battle Mountain Gold                          X
Bedford Property Investors Inc.               X
Boise Cascade Corp                            X
Boston Properties Inc.                        X
Brandywine Realty Trust                       X
Broadwing Inc                                 X
Camden Property Trust                         X
Central Fund Canada                           X
Chase Manhattan Corp                          X
Chevron Corp                                  X
Cisco Systems Inc.                            X
Clear Channel Communication Inc.              X
Coastal Corp.                                 X
Cominco Ltd                                   X
CBD (Pao De Azucar)                           X
Conoco Inc                                    X
Cooper Cameron Corp                           X
Crescent Real Estate Co.                      X
Developers Divers                             X
Devon Energy Corp                             X
Duke Realty Investments                       X
Durban Roodeport                              X
EMC Corp.                                     X
Ensco International                           X
Enron Corporation                             X
Equity Office Properties                      X
Equity Residential                            X
Exxon Mobil Corp                              X
Federal Realty In                             X
Fort James Corp.                              X
Gables Residential                            X

                   SEC USE ONLY
--------------------------------------------------------------------------------

ITEM 1:                                 ITEM 8:
                                   VOTING AUTHORITY

                                       (SHARES)
                                 -----------------------------------------------
NAME OF ISSUER                   (a)SOLE               (b)SHARED-        (c)NONE

--------------------------------------------------------------------------------
ADC Telecommunication                         10,000
AK Steel Holding                             244,248
AMB Property Corporation                      45,000
ASA  Ltd.                                    195,000
Agnico Eagle Mines                           322,300
Alcan Aluminum Ltd                            40,000
Alcoa Inc                                    122,258
America Online,                                7,000
American Express Corp                          7,500
American International Group                   4,500
Anadarko Petroleum Corp                       54,100
Anglogold Limited                            425,359
Apache Corp.                                  51,700
Apartment Investment & Mgmt Co.               25,700
Aracruz Cellulose Corp                        55,350
Archstone Communities                          2,500
AvalonBay Communities                          2,000
BP Amoco Plc.                                 56,300
Barrick Gold Corp                            948,671
Battle Mountain Gold                       1,508,500
Bedford Property Investors Inc.               33,500
Boise Cascade Corp                             8,500
Boston Properties Inc.                        80,160
Brandywine Realty Trust                       81,400
Broadwing Inc                                 10,000
Camden Property Trust                          2,700
Central Fund Canada                          540,000
Chase Manhattan Corp                           9,000
Chevron Corp                                  31,000
Cisco Systems Inc.                            12,000
Clear Channel Communication Inc.               5,000
Coastal Corp.                                 12,000
Cominco Ltd                                   55,300
CBD (Pao De Azucar)                           15,000
Conoco Inc                                    24,400
Cooper Cameron Corp                           20,880
Crescent Real Estate Co.                      52,300
Developers Divers                              5,000
Devon Energy Corp                             18,000
Duke Realty Investments                        3,500
Durban Roodeport                              90,624
EMC Corp.                                      9,000
Ensco International                           81,000
Enron Corporation                             32,000
Equity Office Properties                     100,184
Equity Residential                            38,900
Exxon Mobil Corp                              37,136
Federal Realty In                              4,000
Fort James Corp.                              50,000
Gables Residential                             3,000

SEC FORM 13F                          REPORTING MANAGER: VAN ECK ASSOCIATES CORP                                       06/30/2000

------------------------------------------------------------------------------------------------------------------------------------

ITEM 1:                                             ITEM 2:                     ITEM 3:         ITEM 4:              ITEM 5:


                                                                                                 FAIR              SHARES OR

                                                                                                MARKET             PRINCIPAL
NAME OF ISSUER                                   TITLE OF CLASS                 CUSIP #         VALUE                AMOUNT
                                                                                                $(000)
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                 COMMON                   369604103             $471.70               8,900
General Growth Properties                            COMMON                   370021107              $69.85               2,200
Georgia Pacific Co.                              COM GA PAC GRP               373298108           $1,404.38              53,500
Glamis Gold Ltd.                                     COMMON                   376775102           $2,390.88           1,234,000
Global Industrie                                     COMMON                   379336100           $3,076.63             163,000
Global Marine Inc.                                   COMMON                   379352404           $1,868.83              66,300
Gold Fields Of South Africa                      SPONSORED ADR                380597500               $5.13               4,000
Gold Fields Ltd.                                 SPONSORED ADR                38059T106          $10,825.72           2,749,390
Golden Cycle Gold Corp                               COMMON                   380894105             $290.63              50,000
Grant Pridco                                         COMMON                   38821G101           $4,575.00             183,000
Grupo Televisa Sa                           SPONSORED ADR - REP ORD           40049J206             $137.88               2,000
Grupo Elektra Sa-                               GLOBAL DEP RCPT               40050A102           $1,025.00             100,000
Harmony Gold Mining                              SPONSORED ADR                413216300           $3,828.13             688,203
Hewlett Packard C                                    COMMON                   428236103             $412.09               3,300
Highlands Insurance Co.                              COMMON                   431032101              $28.13               3,000
Home Depot Inc                                       COMMON                   437076102             $374.53               7,500
Homestake Mining Co.                                 COMMON                   437614100          $17,702.88           2,574,965
Honeywell International Corp.                        COMMON                   438516106           $2,503.82              74,325
Host Marriott Cor                                    COMMON                   441078102              $18.75               2,000
Host Marriott Cor                                    COMMON                   44107P104             $900.00              96,000
Icici Bank Adr                                        ADR                     45104G104              $21.75               1,500
India Fund Inc                                       COMMON                   454089103              $28.38               2,000
Intel Corp.                                          COMMON                   458140100             $868.97               6,500
International Paper co.                              COMMON                   460146103             $417.38              14,000
JDS  Uniphase Corp                                   COMMON                   46612J101             $383.60               3,200
Kilroy Realty Corp                                   COMMON                   49427F108             $389.06              15,000
Lexmark International Group                         CLASS A                   529771107             $269.00               4,000
Louisiana Pacific Corp                               COMMON                   546347105             $739.50              68,000
Lucent Technologies Co.                              COMMON                   549463107             $414.75               7,000
Macerich Company                                     COMMON                   554382101           $1,229.98              55,750
Mack Cali Realty Corp.                               COMMON                   554489104           $1,302.87              50,720
Matav  Rt                                        SPONSORED ADR                559776109             $593.40              17,200
Marsh & Mclennan                                     COMMON                   571748102             $783.28               7,500
Merck & Co.                                          COMMON                   589331107             $613.00               8,000
Mills Corporation                                    COMMON                   601148109              $65.84               3,500
Nabors Industries                                    COMMON                   629568106           $3,167.06              76,200
Newmont Mining Co.                                   COMMON                   651639106          $17,654.65             816,400
Ocean Energy Inc                                     COMMON                   67481E106           $4,169.71             293,900
Phelps Dodge                                         COMMON                   717265102           $1,375.94              37,000
Placer Dome Co.                                      COMMON                   725906101          $15,643.53           1,635,925
Post Properties                                      COMMON                   737464107              $88.00               2,000
Prentiss Properti                                  SH BEN INT                 740706106           $2,104.80              87,700
Prologis Trust                                     SH BEN INT                 743410102           $1,134.89              53,250
Public Storage In                                    COMMON                   74460D109              $82.03               3,500
Qualcomm Inc.                                        COMMON                   747525103             $240.00               4,000
Reckson Assoc Realty Corp                            COMMON                   75621K106             $123.50               5,200
Royal Dutch Petroleum Co.                       NY REG GLD 1.25               780257804           $3,416.72              55,500
Royal Gold Inc.                                      COMMON                   780287108             $236.50              86,000
Sl Green                                             COMMON                   78440X101              $66.88               2,500
Santa Fe Snyder C                                    COMMON                   80218K105             $966.88              85,000


----------------------------------------------------------------------------------------------------------

ITEM 1:                                   ITEM 6:                                              ITEM 7:
                                    INVESTMENT DISCRETION
                                  -------------------------------------------------------
                                                                                               MANAGERS

                                          (a)SOLE              (b)SHARED-       (c)SHARED        SEE
NAME OF ISSUER                                                  As defined         OTHER        INSTR
                                                                in Instr. V                       V
----------------------------------------------------------------------------------------------------------
General Electric Co.                          X
General Growth Properties                     X
Georgia Pacific Co.                           X
Glamis Gold Ltd.                              X
Global Industrie                              X
Global Marine Inc.                            X
Gold Fields Of South Africa                   X
Gold Fields Ltd.                              X
Golden Cycle Gold Corp                        X
Grant Pridco                                  X
Grupo Televisa Sa                             X
Grupo Elektra Sa-                             X
Harmony Gold Mining                           X
Hewlett Packard C                             X
Highlands Insurance Co.                       X
Home Depot Inc                                X
Homestake Mining Co.                          X
Honeywell International Corp.                 X
Host Marriott Cor                             X
Host Marriott Cor                             X
Icici Bank Adr                                X
India Fund Inc                                X
Intel Corp.                                   X
International Paper co.                       X
JDS  Uniphase Corp                            X
Kilroy Realty Corp                            X
Lexmark International Group                   X
Louisiana Pacific Corp                        X
Lucent Technologies Co.                       X
Macerich Company                              X
Mack Cali Realty Corp.                        X
Matav  Rt                                     X
Marsh & Mclennan                              X
Merck & Co.                                   X
Mills Corporation                             X
Nabors Industries                             X
Newmont Mining Co.                            X
Ocean Energy Inc                              X
Phelps Dodge                                  X
Placer Dome Co.                               X
Post Properties                               X
Prentiss Properti                             X
Prologis Trust                                X
Public Storage In                             X
Qualcomm Inc.                                 X
Reckson Assoc Realty Corp                     X
Royal Dutch Petroleum Co.                     X
Royal Gold Inc.                               X
Sl Green                                      X
Santa Fe Snyder C                             X

                            SEC USE ONLY
                            ----------------------------------------------------
ITEM 1:                                ITEM 8:

                                  VOTING AUTHORITY
                                      (SHARES)
                            ----------------------------------------------------
                                  (a)SOLE             (b)SHARED-         (c)NONE
NAME OF ISSUER
---------------------------------------------------
General Electric Co.                         8,900
General Growth Properties                    2,200
Georgia Pacific Co.                         53,500
Glamis Gold Ltd.                         1,234,000
Global Industrie                           163,000
Global Marine Inc.                          66,300
Gold Fields Of South Africa                  4,000
Gold Fields Ltd.                         2,749,390
Golden Cycle Gold Corp                      50,000
Grant Pridco                               183,000
Grupo Televisa Sa                            2,000
Grupo Elektra Sa-                          100,000
Harmony Gold Mining                        688,203
Hewlett Packard C                            3,300
Highlands Insurance Co.                      3,000
Home Depot Inc                               7,500
Homestake Mining Co.                     2,574,965
Honeywell International Corp.               74,325
Host Marriott Cor                            2,000
Host Marriott Cor                           96,000
Icici Bank Adr                               1,500
India Fund Inc                               2,000
Intel Corp.                                  6,500
International Paper co.                     14,000
JDS  Uniphase Corp                           3,200
Kilroy Realty Corp                          15,000
Lexmark International Group                  4,000
Louisiana Pacific Corp                      68,000
Lucent Technologies Co.                      7,000
Macerich Company                            55,750
Mack Cali Realty Corp.                      50,720
Matav  Rt                                   17,200
Marsh & Mclennan                             7,500
Merck & Co.                                  8,000
Mills Corporation                            3,500
Nabors Industries                           76,200
Newmont Mining Co.                         816,400
Ocean Energy Inc                           293,900
Phelps Dodge                                37,000
Placer Dome Co.                          1,635,925
Post Properties                              2,000
Prentiss Properti                           87,700
Prologis Trust                              53,250
Public Storage In                            3,500
Qualcomm Inc.                                4,000
Reckson Assoc Realty Corp                    5,200
Royal Dutch Petroleum Co.                   55,500
Royal Gold Inc.                             86,000
Sl Green                                     2,500
Santa Fe Snyder C                           85,000

SEC FORM 13F                          REPORTING MANAGER: VAN ECK ASSOCIATES CORP                                        06/30/2000

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                                           ITEM 2:                    ITEM 3:               ITEM 4:               ITEM 5:


                                                                                                    FAIR                SHARES OR

                                                                                                    MARKET             PRINCIPAL
NAME OF ISSUER                                 TITLE OF CLASS                CUSIP #                VALUE                AMOUNT
                                                                                                    $(000)
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                  COMMON                   806857108               $1,679.06              22,500
Shurgard Storage Centers - A                       COMMON                   82567D104                  $56.25               2,500
Siliconware Precision - Adr                 SPONSORED ADR - SPL             827084864               $3,989.53             431,300
Simon Property Gr                                  COMMON                   828806109               $1,907.02              85,950
Smith International Inc                            COMMON                   832110100                 $895.59              12,300
Solectron Corp                                     COMMON                   834182107                 $586.25              14,000
Sony Corp.                                        ADR NEW                   835699307                 $301.80               3,200
Spieker Properties                                 COMMON                   848497103                  $46.00               1,000
StarMedia Network                                  COMMON                   855546107                 $232.16              12,300
Stillwater Mining Co                               COMMON                   86074Q102               $8,326.26             298,700
Taiwan Semiconductor Co.                       SPONSORED ADR                874039100                 $408.34              10,589
Telenorteleste                              SPONSORED ADR - PFD             879246106               $2,810.08             118,945
Telefonos De Mexico                        SPONSORED ADR - ORD L            879403780               $6,315.17             110,550
Texaco Inc.                                        COMMON                   881694103                 $601.73              11,300
Tidewater Inc.                                     COMMON                   886423102               $2,210.40              61,400
Time Warner Inc.                                   COMMON                   887315109                 $243.20               3,200
Total S.A.                                     SPONSORED ADR                89151E109               $2,918.88              38,000
Trammell Crow Co                                   COMMON                   89288R106                  $75.25               7,000
Trizechahn Corp                                   SUB VTG                   896938107               $2,019.88             113,000
Tv Azteca Sa                                   SPONSORED ADR                901145102               $3,745.25             284,000
Tyco Internationa Ltd                              COMMON                   902124106                 $568.50              12,000
USX Marathon Group                                 COMMON                   902905827               $1,145.36              45,700
USX Steel Group                                    COMMON                   90337T101                 $259.88              14,000
United Parcel Service                             CLASS B                   911312106                 $348.10               5,900
Valero Energy Corp                                 COMMON                   91913Y100                 $898.53              28,300
Viacom Inc.                                       CLASS B                   925524308                 $665.85               9,765
Vornado Realty Trust                             SH BEN INT                 929042109                  $60.81               1,750
Weyerhaeuser Co                                    COMMON                   962166104               $1,969.40              45,800
Willamette Industries Inc.                         COMMON                   969133107                 $354.25              13,000
Williams Cos Inc                                   COMMON                   969457100               $1,713.36              41,100
Worldcom Inc                                       COMMON                   98157D106                 $363.79               7,930
Wyndham International Inc.                        CLASS A                   983101106                 $813.53             325,410
Santa Fe International Corp                       ORDINARY                  G7805C108               $1,921.56              55,000
Transocean Sedco                                  ORDINARY                  G90078109               $2,439.09              45,644
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   $251,610.0
------------------------------------------------------------------------------------------------------------------------------------
                                                                                SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
       ITEM 6:                                                   ITEM 7:                          ITEM 8:
 INVESTMENT DISCRETION                                                                        VOTING AUTHORITY
 ------------------------------------------------------
                                                                 MANAGERS                        (SHARES)
                                                                                ----------------------------------------------------
       (a)SOLE               (b)SHARED-       (c)SHARED            SEE               (a)SOLE                  (b)SHARED-     (c)NONE
                              As defined         OTHER            INSTR
                              in Instr. V                           V
------------------------------------------------------------------------------------------------------------------------------------
          X                                                                                         22,500
          X                                                                                          2,500
          X                                                                                        431,300
          X                                                                                         85,950
          X                                                                                         12,300
          X                                                                                         14,000
          X                                                                                          3,200
          X                                                                                          1,000
          X                                                                                         12,300
          X                                                                                        298,700
          X                                                                                         10,589
          X                                                                                        118,945
          X                                                                                        110,550
          X                                                                                         11,300
          X                                                                                         61,400
          X                                                                                          3,200
          X                                                                                         38,000
          X                                                                                          7,000
          X                                                                                        113,000
          X                                                                                        284,000
          X                                                                                         12,000
          X                                                                                         45,700
          X                                                                                         14,000
          X                                                                                          5,900
          X                                                                                         28,300
          X                                                                                          9,765
          X                                                                                          1,750
          X                                                                                         45,800
          X                                                                                         13,000
          X                                                                                         41,100
          X                                                                                          7,930
          X                                                                                        325,410
          X                                                                                         55,000
          X                                                                                         45,644
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------